Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Detailed Information About Components Of Tax Expense Income

	2023	2022
Income (loss) before income taxes	$14,768	$(98,407)
Combined Canadian federal and provincial income tax rate	27%	27%
Expected income tax expense (recovery)	3,987	(26,570)
Foreign exchange impact	(36,551)	(16,050)
Non-taxable income and non-deductible expenses	22,556	5,640
Impact of tax rate differences between jurisdictions	(20,276)	5,213
Change in estimates of prior year	4,493	2,750
Impact of Mexican inflation	(4,498)	(7,772)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	16,708	33,505
Other	(535)	10,904
Total income tax (recovery) expense	$(14,116)	$7,620

Comprising:
Current tax expense	$19,235	$23,515
Deferred tax recovery	(33,351)	(15,895)
	$(14,116)	$7,620

Disclosure Of Detailed Information About Net Deferred Tax Assets And Liabilities
The significant components of the Company’s recognized deferred income tax assets and deferred income tax liabilities at December 31, 2023 and 2022 were as follows:

	2023	2022
Non-capital losses	$66,912	$49,821
Deductible temporary differences relating to:
Mineral properties, plant and equipment	36,591	19,085
Inventories	28,076	33,044
Reclamation and closure cost provisions	16,753	9,057
Accrued liabilities	16,211	12,399
Investments and loans and borrowings	11,440	6,366
Mining tax	10,071	9,992
Other	3,030	6,486
Total deferred income tax assets	$189,084	$146,250
Taxable temporary differences relating to:
Mineral properties, plant and equipment	$(393,309)	$(381,385)
Intercompany loan	(26,814)	(13,157)
Inventories	(10,799)	—
Derivatives	(1,855)	(6,590)
Other	(1,011)	(7,140)
Total deferred income tax liabilities	(433,788)	(408,272)
Net deferred income tax liability	$(244,704)	$(262,022)

Disclosure of Detailed Information About In Deferred Tax Assets And Liabilities Explanatory
The movements in the Company’s net deferred income tax liability during the years ended December 31, 2023 and 2022 were as follows:

	Note	2023	2022
Balance – beginning of year		$(262,022)	$(319,706)
Recognized in net income (loss)		33,351	15,895
Recognized in OCI		(4,313)	25,009
Recognized directly in equity	13(b)	(11,720)	—
Disposition of subsidiaries	5(a)	—	18,084
Adjustment to opening retained earnings	3(n)(i)	—	(1,304)
Balance – end of year		$(244,704)	$(262,022)

Disclosure Of Detailed Information About Deductible Temporary Differences Unused Tax Losses And Unused Tax Credits For Which Deferred Tax Assets Not Recognized
The Company’s deductible temporary differences, unused tax losses and unused tax credits at December 31, 2023 and 2022 for which deferred income tax assets have not been recognized were as follows:

	2023	2022
Deductible temporary differences relating to:
Investments and loans and borrowings	$110,279	$66,450
Mineral properties, plant and equipment	79,102	43,215
Reclamation and closure cost provisions	70,277	77,160
Accrued receivables and liabilities	58,640	15,244
Suspended interest deduction	22,048	—
Derivatives	8,632	10,010
Other	11,032	22,259
Non-capital losses	334,623	325,065
Capital losses	39,493	34,381
	$734,126	$593,784

Disclosure Of Detailed Information About Non Capital Loss Applied To Reduce Future Taxable Income	The loss carryforwards expire as follows:

2023
Canada (expire between 2035–2043)	$290,731
Brazil (no expiry)	162,864
United States - California (expire between 2030–2040 or after)	82,957
Mexico (expire between 2025–2033)	77,167
$613,719